UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03055

T. Rowe Price Tax-Exempt Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: August 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2023
Semiannual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .
T. ROWE PRICE Tax-Free Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.
T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended August 31,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets in the U.S. were resilient as economic growth remained positive and corporate earnings results came in stronger than expected.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and helped drive the momentum in the equity market. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the communication services, information technology, and consumer discretionary sectors were all lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
In terms of economic news, inflation remained a primary concern for both investors and policymakers. Price increases moderated during the period but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by period-end, the highest level since March 2001.
In the fixed income market, U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing by the Treasury
Department. The yield on the benchmark 10-year note climbed to 4.36% in mid-August, its highest intraday level since late 2007, before falling back to
4.09% by month-end.
Despite rising yields, returns were positive across most fixed income sectors as investors benefited from the higher coupons that have become available over the past year as well as increasing hopes that the economy might be able to avoid a recession. Tax-exempt municipal bonds were supported by limited issuance in the sector as well as generally strong balance sheets at the state and local level.
T. ROWE PRICE Tax-Free Funds

Global economies and markets have shown surprising resilience in 2023, but considerable uncertainty remains as the impact of the Fed’s rate hikes has yet to be fully felt in the economy. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Tax-Free Funds
Portfolio Summary

PORTFOLIO COMPOSITION
Tax-Exempt Money Fund
Percent of
Net Assets
8/31/23
Variable Rate Demand Notes 48%
Commercial Paper 22
Variable Rate Trusts 16
Fixed Rate Notes/Bonds 15
Other Assets Less Liabilities -1
Total 100%
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
T. ROWE PRICE Tax-Free Funds

CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
T. ROWE PRICE Tax-Free Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
T. ROWE PRICE Tax-Free Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
T. ROWE PRICE Tax-Free Funds

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TAX-EXEMPT MONEY FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,014.40 $2.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.08   2.08
I Class
Actual   1,000.00   1,015.30   1.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.93   1.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.90 $2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.52   2.64
Advisor Class
Actual   1,000.00   1,008.60   4.09
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.06   4.12
I Class
Actual   1,000.00   1,010.80   1.92
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.23   1.93
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.81%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,011.30 $2.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.47   2.69
Advisor Class
Actual   1,000.00   1,009.70   4.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.81   4.37
I Class
Actual   1,000.00   1,011.60   2.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.39
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.86%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.00 $3.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.82   3.35
Advisor Class
Actual   1,000.00   1,012.20   5.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.01   5.18
I Class
Actual   1,000.00   1,013.60   2.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.37   2.80
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.66%,
the
2
Advisor Class was 1.02%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
3/1/23
Ending
Account Value
8/31/23
Expenses Paid
During Period*
3/1/23 to 8/31/23
Investor Class
Actual $1,000.00 $1,013.50 $2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.72   2.44
Advisor Class
Actual   1,000.00   1,007.20   3.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.66
I Class
Actual   1,000.00   1,014.80   2.23
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.92   2.24
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.48%,
the
2
Advisor Class was 0.72%, and the
3
I Class was 0.44%.
FUND EXPENSE EXAMPLE (CONTINUED)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C03-051 10/23
August 31, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTEXX Tax-Exempt Money Fund –
.
TERXX Tax-Exempt Money Fund–
.
I Class
T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.01 0. 01
(3)
—
(3) (4)
—
(3) (4)
0.01 0.01
Net realized and
unrealized gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment activities 0.01 0.01 —
(4)
—
(4)
0.01 0.01
Distributions
Net investment
income (0.01) (0.01) —
(4)
—
(4)
(0.01) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(5)
1.44% 1.20%
(3)
0.02%
(3)
0.19%
(3)
1.01% 1.09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0.41%
(7)
0.44% 0.36% 0.52% 0.55% 0.44%
Net expenses after
waivers/payments
by Price Associates 0.41%
(7)
0.42%
(3)
0.08%
(3)
0.22%
(3)
0.43% 0.40%
Net investment
income 2.82%
(7)
1.15%
(3)
0.01%
(3)
0.17%
(3)
1.00% 1.09%
Net assets, end of
period (in thousands) $165,817 $176,009 $274,397 $343,697 $240,329 $254,531
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.02%, 0.27% and 0.19% of average net assets) for the years ended 2/28/23,
2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized
T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.02 0.01
(3)
—
(3) (4)
—
(3) (4)
0.01 0.01
Net realized and
unrealized gain/loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment activities 0.02 0.01 —
(4)
—
(4)
0.01 0.01
Distributions
Net investment
income (0.02) (0.01) —
(4)
—
(4)
(0.01) (0.01)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/23
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(5)
1.53% 1.39%
(3)
0.02%
(3)
0.20%
(3)
1.11% 1.17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0.25%
(7)
0.26% 0.27% 0.45% 0.46% 0.33%
Net expenses after
waivers/payments
by Price Associates 0.24%
(7)
0.24%
(3)
0.08%
(3)
0.21%
(3)
0.33% 0.33%
Net investment
income 3.00%
(7)
1.41%
(3)
0.01%
(3)
0.19%
(3)
1.09% 1.21%
Net assets, end of
period (in thousands) $479,462 $487,066 $362,029 $191,423 $137,967 $126,489
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.00%, 0.17% and 0.12% of average net assets) for the years ended 2/28/23,
2/28/22 and 2/28/21, respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 2/29/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized
T. ROWE PRICE Tax-Exempt Money Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
NON-FINANCIAL COMPANY COMMERCIAL PAPER 22.0%
Boston Water and Sewer Commission, Series A, TECP, 3.53%,
11/14/23  5,000 5,000
Florida Local Government Finance Commission, Series A-1,
TECP, 3.32%, 9/5/23  6,400 6,400
Garland City, Series 2021, TECP, 3.60%, 9/26/23  5,000 5,000
Harris County Cultural Ed. Fac., Series B-2, TECP, 3.70%, 12/1/23  3,400 3,400
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-1,
TECP, 4.10%, 9/1/23  3,600 3,600
Harris County Toll Auth., Series K, TECP, 3.46%, 9/7/23  2,220 2,220
Harris County Toll Auth., Series K, TECP, 3.70%, 2/14/24  4,130 4,130
Houston Airport System, Series G-2, TECP, 3.70%, 9/1/23  6,400 6,400
Houston Higher Education Fin., Series A, TECP, 3.40%, 9/19/23  2,100 2,100
Houston Higher Education Fin., Series A, TECP, 3.65%, 11/1/23  500 500
Houston Higher Education Fin., Series A, TECP, 3.65%, 11/16/23  3,800 3,800
Illinois EFA, TECP, 3.32%, 9/6/23  6,400 6,400
Indiana Univ., TECP, 3.50%, 9/6/23  2,150 2,150
Indiana Univ., TECP, 3.55%, 9/6/23  4,352 4,352
Jacksonville, Mayo Health Clinic, Series 2016, TECP, 3.60%,
11/7/23  3,000 3,000
Lower Colorado River Auth., Series B, TECP, 3.55%, 10/30/23  5,650 5,650
Maryland HHEFA, Johns Hopkins Health Systems, Series B,
TECP, 3.10%, 9/13/23  2,515 2,515
Massachusetts Bay Transportation Auth., Series B, TECP, 3.10%,
10/10/23  1,800 1,800
Massachusetts Bay Transportation Auth., Series B, TECP, 3.55%,
9/6/23  3,500 3,500
Massachusetts Bay Transportation Auth., Series B, TECP, 3.72%,
10/10/23  1,100 1,100
Metropolitan Gov't of Nashville, Series A, TECP, 3.57%, 11/16/23  6,400 6,400
Metropolitan Gov't of Nashville, Series B-1, TECP, 3.40%, 9/12/23  6,400 6,400
New York Power Auth., Series 2, TECP, 3.40%, 9/12/23  6,100 6,100
New York Power Auth., Series 2, TECP, 3.55%, 11/8/23  300 300
Ohio Higher Ed. Fac. Commission, Series B-5, TECP, 3.40%,
9/6/23  6,500 6,500
Oregon DOT, Series A-1, TECP, 3.50%, 10/5/23  3,500 3,500
Oregon DOT, Series A-1, TECP, 3.70%, 10/26/23  2,400 2,400
San Francisco Airport Commercial, Series B-5, TECP, 3.35%,
9/6/23  6,500 6,500
South Carolina Public Service Auth., Series B, TECP, 3.50%,
9/7/23  2,700 2,700
Tennessee, Series A, TECP, 3.77%, 12/6/23  6,400 6,400
Tennessee, Series A, TECP, 3.85%, 1/25/24  2,000 2,000
Univ. of Michigan, Series L-1, TECP, 3.25%, 9/7/23  6,500 6,500
Univ. of Texas, Series A, TECP, 3.68%, 10/31/23  6,000 6,000
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Univ. of Texas, Series B, TECP, 3.42%, 9/12/23  5,689 5,689
Univ. of Washington, Series A, TECP, 3.70%, 10/4/23  1,500 1,500
Total Non-Financial Company Commercial Paper (Cost $141,906) 141,906
OTHER MUNICIPAL SECURITY 30.1%
Baltimore City, Wastewater Project, Tender Option Bond Trust
Receipts, Series 2022-XF3014, VRTR, 4.12%, 9/8/23  (1) 2,400 2,400
Baltimore County, Metropolitan Dist. Bonds, Tender Option
Bond Trust Receipts, Series 2018-XF0682, GO, VRTR, 4.11%,
9/8/23  (1) 900 900
California, Tender Option Bond Trust Receipts, Series  2018-
YX1084, GO, VRTR, 4.09%, 9/8/23  (1) 4,000 4,000
Charleston County School Dist., Sales Tax Revenue, Series B,
GO, BAN, 5.00%, 5/9/24  2,000 2,025
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series A, 5.00%, 1/15/24  1,000 1,005
Cobb County School Dist., GO, 4.00%, 12/14/23  270 270
Colorado HFA, AdventHealth Obligated Group, Tender Option
Bond Trust Receipts, Series 2023-XG0491, VRTR, 4.09%,
9/8/23  (1) 1,730 1,730
Colorado HFA, Adventist Health System, Series C, VR, 5.00%,
11/15/23  2,270 2,303
Colorado HFA, Adventist Health System, Tender Option Bond
Trust Receipts, Series 2023-XM1124, VRTR, 4.09%, 9/8/23  (1) 2,000 2,000
Colorado HFA, SCL Health System, Series A, 5.00%, 1/1/24  520 522
Colorado HFA, Unrefunded Balance, Series C, VR, 5.00%,
11/15/23 (Tender)  5,260 5,344
Connetquot Central School Dist. of Islip, GO, BAN, 5.00%,
6/21/24  4,000 4,040
Dist. of Columbia, Series A, GO, 5.00%, 10/15/23  1,000 1,002
Franklin County, Trinity Health Credit Group, Series OH, VR,
3.50%, 11/1/23 (Tender)  6,450 6,450
Fulton County, GO, TAN, 5.00%, 12/29/23  5,500 5,529
Harris County, Series A, GO, 5.00%, 10/1/23  5,000 5,006
Harris County, Tender Option Bond Trust Receipts, Series  2023-
XG0516, GO, VRTR, 3.33%, 9/8/23  (1) 2,160 2,160
Howard County, Series D, GO, 5.00%, 2/15/24  3,140 3,164
Indiana Fin. Auth., Indiana Univ. Health, Series A, 5.00%, 12/1/23  1,300 1,304
Jackson County, Water System, GO, VR, 3.75%, 2/1/24 (Tender)  2,900 2,900
Los Angeles County Metropolitan Transportation Auth., Tender
Option Bond Trust Receipts, Series 2022-ZL0327, VRTR, 4.09%,
9/8/23  (1) 1,400 1,400
Los A ngeles Dept. of Water & Power, Tender Option Bond Trust
Receipts, Series 2022-ZL0326, VRTR, 4.09%, 9/8/23  (1) 1,330 1,330
Loudoun County, Series A, GO, 5.00%, 12/1/23  600 602
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series 2015, 5.00%, 12/15/23  4,000 4,020
Maryland DOT, Series 2019, 5.00%, 10/1/23  655 656
Massachusetts, Consolidated Loan, Tender Option Bond Trust
Receipts, Series 2023-XF1588, GO, VRTR, 4.09%, 9/8/23  (1) 4,000 4,000
Massachusetts, Tender Option Bond Trust Receipts, Series  2016-
XM0221, GO, VRTR, 4.09%, 9/8/23  (1)(2) 3,120 3,120
Michigan Fin. Auth., Series A-2, 5.00%, 8/20/24  5,000 5,072
Michigan Fin. Auth., McLaren Health Care, Series A, 5.00%,
5/15/24  1,015 1,024
Michigan Hosp. Fin. Auth., Tender Option Bond Trust Receipts,
Series 2022-ZF1401, VRTR, 4.09%, 9/8/23  (1) 1,250 1,250
Minnesota, Series A, GO, 5.00%, 10/1/23  400 401
Municipality of Anchorage, GO, TAN, 4.25%, 12/15/23  6,500 6,525
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0375, VRTR, 4.09%, 9/8/23  (1) 4,040 4,040
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0376, VRTR, 4.09%, 9/8/23  (1) 2,250 2,250
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2022-XL0378, VRTR, 4.09%, 9/8/23  (1) 1,255 1,255
New York City Municipal Water Fin. Auth., Tender Option Bond
Trust Receipts, Series 2023-XF1462, VRTR, 4.09%, 9/8/23  (1) 2,750 2,750
New York City Transational Fin. Auth., Tender Option Bond Trust
Receipts, Series 2023-XF1587, VRTR, 4.09%, 9/8/23  (1) 2,600 2,600
New York City Transational Fin. Auth., Tender Option Bond Trust
Receipts, Series 2023-XG0524, VRTR, 4.11%, 9/8/23  (1) 1,840 1,840
New York City, Tender Option Bond Trust Receipts, Series  2022-
XM1053, GO, VRTR, 4.09%, 9/8/23  (1) 1,875 1,875
New York City, Tender Option Bond Trust Receipts, Series  2022-
XX1230, GO, VRTR, 4.09%, 9/8/23  (1)(3) 4,325 4,325
New York City, Tender Option Bond Trust Receipts, Series  2022-
XX1231, GO, VRTR, 4.09%, 9/8/23  (1) 1,700 1,700
New York City, Tender Option Bond Trust Receipts, Series  2022-
XX1232, GO, VRTR, 4.09%, 9/8/23  (1) 1,500 1,500
New York Power Auth., Tender Option Bond Trust Receipts,
Series 2023-XL0416, VRTR, 4.09%, 9/8/23  (1) 2,060 2,060
New York State Development, Tender Option Bond Trust
Receipts, Series 2022-ZL0347, VRTR, 4.09%, 9/8/23  (1) 1,560 1,560
New York State Dormitory Auth., Series D, 5.00%, 2/15/24  600 604
New York State Dormitory Auth., Tender Option Bond Trust
Receipts, Series 2022-XM1052, VRTR, 4.09%, 9/8/23  (1) 5,625 5,625
New York State Environmental Fac. Tender Option Bond Trust
Receipts, Series 2022-XF3049, VRTR, 4.09%, 9/8/23  (1) 2,670 2,670
New York State Environmental Fac.Tender Option Bond Trust
Receipts, Series 2023-XF1442, VRTR, 4.09%, 9/8/23  (1) 3,560 3,560
New York State Power Auth., Tender Option Bond Trust Receipts,
Series 2022-XF1309, VRTR, 4.09%, 9/8/23  (1) 1,330 1,330
Norfolk, Series A, GO, 5.00%, 9/1/23  600 600
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Ohio State Univ., Series A, 5.00%, 12/1/23  1,100 1,105
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23  895 895
Prince George's County, Univ. of Maryland Capital Region
Medical Center, Tender Option Bond Trust Receipts,
Series XG0214, COP, VRTR, 2.99%, 9/8/23  (1) 2,325 2,325
RIB Floster, Tender Option Bond Trust Receipts, Series  2016-
XM0435, VRTR, 4.09%, 9/8/23  (1) 7,000 7,000
Riverside County, TRAN, 5.00%, 6/28/24  5,000 5,068
Riverside County, Series A, 3.70%, 10/19/23  4,000 4,002
School Board of Miami-Dade County, TAN, 5.00%, 6/18/24  6,200 6,271
School Dist. of Broward County, Series 2023, TAN, 5.00%,
6/28/24  6,400 6,479
Seattle Children's Hosp., Tender Option Bond Trust Receipts,
Series 2017-XG0116, VRTR, 4.09%, 9/8/23  (1) 1,890 1,890
South Carolina Assn. of Governmental Organizations, Series A,
COP, 5.00%, 3/1/24  6,500 6,558
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XF1357, VRTR, 4.10%, 9/8/23  (1) 3,750 3,750
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XF1359, VRTR, 4.10%, 9/8/23  (1) 2,250 2,250
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2022-XX1270, VRTR, 4.09%, 9/8/23  (1)(4) 1,580 1,580
Triborough Bride & Tunnel Auth., Tender Option Bond Trust
Receipts, Series 2023-XF1495, VRTR, 4.09%, 9/8/23  (1) 1,565 1,565
Univ. of California Regents Medical Center,  Tender Option Bond
Trust Receipts, Series 2023-YX1294, VRTR, 4.09%, 9/8/23  (1) 1,875 1,875
Univ. of California Regents Medical Center, Tender Option Bond
Trust Receipts, Series 2018-YX1098, VRTR, 4.08%, 9/8/23  (1) 2,900 2,900
Univ. of California Regents Medical Center, Tender Option Bond
Trust Receipts, Series 2022-XX1258, VRTR, 4.08%, 9/8/23  (1) 2,000 2,000
Univ. of California, Tender Option Bond Trust Receipts,
Series 2022-XX1263, VRTR, 4.08%, 9/8/23  (1) 1,875 1,875
Univ. of Chicago, Tender Option Bond Trust Receipts,
Series 2017-XM0492, VRTR, 4.09%, 9/8/23  (1) 2,400 2,400
Univ. of Houston, Series A, 5.00%, 2/15/24  425 429
Virginia College Building Auth., Series A, 5.00%, 9/1/23  450 450
Virginia College Building Auth., Series A, 5.00%, 2/1/24  550 553
Washington State, Tender Option Bond Trust Receipts,
Series 2022-ZF1403, GO, VRTR, 4.09%, 9/8/23  (1) 1,675 1,675
Wisconsin HEFA, Tender Option Bond Trust Receipts,
Series 2023-XF3124, VRTR, 4.09%, 9/8/23  (1) 2,000 2,000
Wisconsin HEFA, Unity Point Health, Series A, 5.00%, 12/1/23  1,415 1,421
Total Other Municipal Security (Cost $193,914) 193,914
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
VARIABLE RATE DEMAND NOTES 47.7%
Alaska Housing Fin., Home Mortgage, Series B, VRDN, 4.01%,
9/8/23  3,400 3,400
Alaska Housing Fin., Home Mortgage, Series D, VRDN, 4.00%,
9/8/23  3,400 3,400
Battery Park City Auth., Series D-2, VRDN, 4.00%, 9/8/23  260 260
Brookhaven Dev. Auth., Children’s Healthcare of Atlanta,
Series D, VRDN, 4.16%, 9/8/23  10,405 10,405
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 4.00%,
9/1/23  4,400 4,400
Clark County Dept. of Aviation, Series D-2B, VRDN, 4.12%,
9/8/23  1,625 1,625
Cobb County Hosp. Auth., VRDN, 4.07%, 9/8/23  6,000 6,000
Colorado HFA, Series B, VRDN, 3.95%, 9/8/23  1,200 1,200
Colorado Housing & Fin. Auth., Series A, VRDN, 4.00%, 9/8/23  180 180
Colorado Housing & Fin. Auth., Series A-1, VRDN, 4.05%, 9/8/23  2,870 2,870
Connecticut HEFA, Series O, VRDN, 4.07%, 9/8/23  8,000 8,000
Dallas Performing Arts Cultural Fac., Series B, VRDN, 4.00%,
9/8/23  2,305 2,305
Delaware Valley Regional Fin. Auth., Series B, VRDN, 4.04%,
9/8/23  3,505 3,505
Dist. of Columbia, VRDN, 4.15%, 9/8/23  920 920
Dist. of Columbia Water & Sewer Auth., Series B-2, VRDN, 4.10%,
9/8/23  7,600 7,600
Fairfax County Economic Dev. Auth., Series B, VRDN, 4.00%,
9/8/23  2,210 2,210
Franklin County, Nationwide Children's Hospital, VRDN, 4.05%,
9/8/23  3,200 3,200
Franklin County, Nationwide Children's Hospital, Series B, VRDN,
3.96%, 9/8/23  3,300 3,300
Grand Traverse County Hosp. Fin. Auth., Munson Healthcare,
Series C, VRDN, 3.95%, 9/1/23  1,000 1,000
Harris County Hosp. Dist., Series 2010, VRDN, 4.10%, 9/8/23  1,920 1,920
Harrisonburg Economic Dev. Auth., Sentara Healthcare, VRDN,
3.85%, 9/8/23  1,500 1,500
Hennepin County, Series B, GO, VRDN, 4.05%, 9/8/23  7,240 7,240
Houston Combined Utility System, Series B-2, VRDN, 4.00%,
9/8/23  2,500 2,500
Howard County Housing Commission, Beech's Farm Apartments,
VRDN, 4.04%, 9/8/23  8,890 8,890
Illinois EFA, Univ. of Chicago, Series B, VRDN, 4.00%, 9/8/23  1,615 1,615
Illinois EFA, Univ. of Chicago, Series C, VRDN, 4.00%, 9/8/23  600 600
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 3.95%, 9/1/23  1,100 1,100
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Northwestern Univ., Series D, VRDN, 3.80%,
9/8/23  5,100 5,100
Illinois Fin. Auth., Univ. of Chicago Medical, Series B, VRDN,
4.05%, 9/8/23  6,000 6,000
Indiana Fin. Auth., Ascension Health Alliance, Series E-4, VRDN,
4.10%, 9/8/23  2,200 2,200
Indiana Fin. Auth., Parkview Health System, Series C, VRDN,
4.20%, 9/8/23  4,635 4,635
Jacksonville, Baptist Health, Series B, VRDN, 4.05%, 9/8/23  5,655 5,655
JEA Electric System, Series 3-A, VRDN, 4.10%, 9/8/23  8,685 8,685
Johnson City Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series B, VRDN, 4.07%, 9/8/23  6,500 6,500
Lehigh County, Lehigh Valley Health Network, Series B, VRDN,
4.14%, 9/8/23  1,650 1,650
Long Island Power Auth., Series D, VRDN, 4.05%, 9/8/23  1,000 1,000
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Series E, VRDN, 4.06%, 9/8/23  2,675 2,675
Louisiana Public Fac. Auth., Louisiana Children's Medical Center,
Series B, VRDN, 4.05%, 9/8/23  1,000 1,000
Louisiana Public Fac. Auth., Louisiana Children's Medical Center,
Series B, VRDN, 4.06%, 9/8/23  2,000 2,000
Louisville County, Norton Healthcare, VRDN, 4.20%, 9/8/23  2,000 2,000
Maricopa County IDA, Banner Health, Series B, VRDN, 4.06%,
9/8/23  2,440 2,440
Maryland CDA, Multi-Family, Kirkwood Housing, Series G, VRDN,
4.10%, 9/8/23  5,275 5,275
Maryland Economic Dev., Howard Hughes Medical, Series A,
VRDN, 4.06%, 9/8/23  1,560 1,560
Maryland HHEFA, Johns Hopkins Univ., Series A, VRDN, 4.05%,
9/8/23  6,600 6,600
Maryland HHEFA, Pooled Loan Program, Series A, VRDN, 3.97%,
9/8/23  3,000 3,000
Maryland Stadium Auth., Football Stadium, VRDN, 4.00%, 9/8/23  6,240 6,240
Metropolitan Washington Airports Auth. Aviation Revenue,
Series D-1, VRDN, 4.06%, 9/8/23  7,000 7,000
Mississippi Business Fin., Series A, VRDN, 4.08%, 9/8/23  5,700 5,700
Missouri HEFA, BJC Health System, Series D, VRDN, 4.05%,
9/8/23  6,430 6,430
Missouri HEFA, SSM Health Care, Series F, VRDN, 4.25%, 9/8/23  7,000 7,000
Montgomery County, Series E, GO, VRDN, 4.05%, 9/1/23  6,400 6,400
Montgomery County Housing Opportunities Commission,
Series C, VRDN, 4.04%, 9/8/23  3,000 3,000
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 4.04%, 9/8/23  300 300
Montgomery County Housing Opportunities Commission,
Housing Dev., Series A, VRDN, 4.05%, 9/8/23  2,925 2,925
Nebraska Investment Fin. Auth., Series C, VRDN, 3.90%, 9/8/23  5,000 5,000
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Nebraska Investment Fin. Auth., Series E, VRDN, 3.90%, 9/8/23  1,900 1,900
New York City Housing Dev., 201 Pearl Street, Multi-Family,
Series A, VRDN, 4.12%, 9/8/23  1,740 1,740
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-7, VRDN, 3.95%, 9/8/23  2,150 2,150
Norfolk Economic Dev. Auth., Sentara Healthcare, Series A,
VRDN, 4.07%, 9/8/23  4,770 4,770
Oregon, Veterans Welfare, Series P, GO, VRDN, 3.85%, 9/8/23  3,200 3,200
Pennsylvania Turnpike Commission, Second Series, VRDN,
4.01%, 9/8/23  1,800 1,800
PFA, Cone Health, Series D, VRDN, 4.00%, 9/8/23  9,000 9,000
Rhode Island Health & Ed. Building, Series A, VRDN, 4.05%,
9/8/23  7,320 7,320
Roanoke Economic Dev. Auth., Carilion Clinic Obligated,
Series C, VRDN, 4.05%, 9/8/23  2,100 2,100
Rochester City, Mayo Clinic, Series B, VRDN, 4.20%, 9/8/23  5,000 5,000
South Carolina Public Service Auth., Series A, VRDN, 4.17%,
9/8/23  3,830 3,830
South Dakota HEFA, Sioux VY Hosp., Series B, VRDN, 4.50%,
9/8/23  4,530 4,530
Tarrant County Cultural Ed. Fac. Fin., Christus Health System,
Series C-4, VRDN, 4.00%, 9/8/23  1,530 1,530
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, VRDN, 4.00%, 9/8/23  750 750
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, VRDN, 4.10%, 9/8/23  1,500 1,500
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series B, VRDN, 4.10%, 9/8/23  5,000 5,000
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 4.10%, 9/8/23  740 740
Texas, Veterans, GO, VRDN, 4.25%, 9/8/23  1,130 1,130
Texas, Veterans, Series 2017, GO, VRDN, 4.25%, 9/8/23  2,470 2,470
Texas, Veterans, Series 2018, GO, VRDN, 4.25%, 9/8/23  660 660
Texas, Veterans Housing Assistance Program, Series C, GO,
VRDN, 4.15%, 9/8/23  2,765 2,765
Univ. of Colorado Hosp. Auth., Series A, VRDN, 4.05%, 9/8/23  7,200 7,200
Utah County, IHC Health Services, Series B, VRDN, 3.85%,
9/8/23  4,730 4,730
Virginia College Building Auth., Univ. of Richmond Project, VRDN,
3.90%, 9/8/23  1,500 1,500
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 4.04%, 9/8/23  4,000 4,000
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 4.05%, 9/8/23  1,800 1,800
Washington Suburban Sanitary Commission, Series B, GO,
VRDN, BAN, 3.97%, 9/1/23  100 100
T. ROWE PRICE Tax-Exempt Money Fund

Par $ Value
(Amounts in 000s)
Wisconsin Housing & Economic Dev. Auth., Series C, VRDN,
4.05%, 9/8/23  5,870 5,870
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, VRDN, 4.05%, 9/8/23  2,200 2,200
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series C, VRDN, 4.05%, 9/8/23  7,500 7,500
Total Variable Rate Demand Notes (Cost $307,900) 307,900
Total Investments in Securities
99.8% of Net Assets (Cost $643,720) $ 643,720
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$100,315 and represents 15.5% of net assets.
(2) Insured by AMBAC Assurance Corporation
(3) Insured by Build America Mutual Assurance Company
(4) Insured by Assured Guaranty Municipal Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
EFA Educational Facility Authority
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PFA Public Finance Authority/Agency
TAN Tax Anticipation Note
TECP Tax-Exempt Commercial Paper
TRAN Tax Revenue Anticipation Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
T. ROWE PRICE Tax-Exempt Money Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end; and maturity date shown is the date principal can be demanded.
Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.
T. ROWE PRICE Tax-Exempt Money Fund
August 31, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $643,720) $ 643,720
Interest receivable 4,074
Receivable for shares sold 372
Receivable for investment securities sold 100
Cash 76
Other assets 33
Total assets 648,375
Liabilities
Payable for investment securities purchased 1,840
Payable for shares redeemed 948
Investment management fees payable 104
Due to affiliates 26
Other liabilities 178
Total liabilities 3,096
NET ASSETS $ 645,279
Net Assets Consist of:
Total distributable earnings (loss) $ (1)
Paid-in capital applicable to 644,495,132 shares of $0.01
par value capital stock outstanding; 5,000,000,000 shares
authorized 645,280
NET ASSETS $ 645,279
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $165,817; Shares outstanding: 165,615,284) $ 1.00
I Class
(Net assets: $479,462; Shares outstanding: 478,879,848) $ 1.00
T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Investment Income (Loss)
Income
    Interest $ 10,652
Other 1
Total income 10,653
Expenses
Investment management 625
Shareholder servicing
Investor Class $ 151
I Class 35 186
Prospectus and shareholder reports
Investor Class 1
I Class 2 3
Custody and accounting 94
Registration 29
Legal and audit 13
Proxy and annual meeting 5
Directors 1
Miscellaneous 27
Waived / paid by Price Associates (27)
Total expenses 956
Net investment income 9,697
Realized and Unrealized Gain / Loss –
Net realized gain on securities 2
INCREASE IN NET ASSETS FROM OPERATIONS
$ 9,699
T. ROWE PRICE Tax-Exempt Money Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/23
Year
Ended
2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,697 $ 8,570
Net realized gain 2 3
Increase in net assets from operations 9,699 8,573
Distributions to shareholders
Net earnings
Investor Class (2,469) (2,111)
I Class (7,278) (6,458)
Decrease in net assets from distributions (9,747) (8,569)
Capital share transactions
*
Shares sold
Investor Class 43,532 123,478
I Class 86,206 343,214
Distributions reinvested
Investor Class 2,395 2,046
I Class 6,895 6,142
Shares redeemed
Investor Class (56,102) (223,770)
I Class (100,675) (224,464)
Increase (decrease) in net assets from capital
share transactions (17,749) 26,646
Net Assets
Increase (decrease) during period (17,797) 26,650
Beginning of period 663,076 636,426
End of period $ 645,279 $ 663,076
*
Capital share transactions at net asset value of $1.00 per share.
T. ROWE PRICE Tax-Exempt Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders. The fund has two classes of shares:
the Tax-Exempt Money Fund (Investor Class) and the Tax-Exempt Money Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon
T. ROWE PRICE Tax-Exempt Money Fund

the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
T. ROWE PRICE Tax-Exempt Money Fund

Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
August 31, 2023, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
T. ROWE PRICE Tax-Exempt Money Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At August 31, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was  $643,720,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.19% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise
T. ROWE PRICE Tax-Exempt Money Fund

cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended August 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $144,000 remain subject to repayment by the fund at August 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price
Investor Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 06/30/24 06/30/24
(Waived)/repaid during the period ($000s) $— $(27)
T. ROWE PRICE Tax-Exempt Money Fund

Associates under this voluntary agreement are not subject to repayment by the fund.
Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended August 31, 2023, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund(collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
August 31, 2023, expenses incurred pursuant to these service agreements were $57,000 for Price Associates and $154,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
August 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
T. ROWE PRICE Tax-Exempt Money Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Tax-Exempt Money Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 221,327,710 2,925,845
Mark J. Parrell 221,053,701 2,925,808
Kellye L. Walker 221,370,910 2,923,732
Eric L. Veiel 221,288,745 2,925,341
T. ROWE PRICE Tax-Exempt Money Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
T. ROWE PRICE Tax-Exempt Money Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for
T. ROWE PRICE Tax-Exempt Money Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other
T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE Tax-Exempt Money Fund

other T. Rowe Price funds. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group);
the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe); and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
T. ROWE PRICE Tax-Exempt Money Fund

and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F52-051 10/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2023